Revenue From Contracts With Customers (Details) - Sandoz - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Promotion Agreement, Payment	$ 20.0
Contract with Customer, Refund Liability		$ 2.0	$ 0.5
Percentage of Revenue from Promotion Agreement		98.00%	99.00%